CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Common Stock	Additional Paid-In Capital	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock		Total CSC Equity	Non-Controlling Interest
Balance (in shares) (As Previously Reported) at Apr. 03, 2015				148,374,000
Balance (in shares) at Apr. 03, 2015				148,374,000
Balance (As Previously Reported) at Apr. 03, 2015		$ 2,965		$ 148	$ 2,286	$ 928	$ 21	$ (446)		$ 2,937	$ 28
Balance (Adjustment) at Apr. 03, 2015	[1]	0		(147)	147
Balance at Apr. 03, 2015		2,965		$ 1	2,433	928	21	(446)		2,937	28
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income		263	[2]			251				251	12
Other comprehensive Income (loss)		(101)					(101)			(101)
Share-based compensation expense		45			45					45
Acquisition of treasury stock		(39)						(39)		(39)
Share repurchase program (in shares)	[1]			(3,750,000)
Share repurchase program	[1]	(74)			32	(106)				(74)
Stock option exercises and other common stock transactions (in shares)	[1]			4,123,000
Stock option exercises and other common stock transactions	[1]	77			77					77
Dividends declared		(104)				(104)				(104)
Special dividend		(317)				(317)				(317)
Noncontrolling interest distributions and other		(9)									(9)
Noncontrolling interest from acquisition and capital contributions		6									6
Divestiture of NPS		(680)				(619)	(31)			(650)	(30)
Balance (in shares) (As Previously Reported) at Apr. 01, 2016				148,747,000
Balance (in shares) at Apr. 01, 2016				148,747,000
Balance (As Previously Reported) at Apr. 01, 2016		2,032		$ 149	2,439	33	(111)	(485)		2,025	7
Balance (Adjustment) at Apr. 01, 2016	[3]			(148)	148
Balance at Apr. 01, 2016		2,032		$ 1	2,587	33	(111)	(485)		2,025	7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income		(100)	[2],[4]			(123)				(123)	23
Other comprehensive Income (loss)		(67)					(51)			(51)	(16)
Share-based compensation expense		73			73					73
Acquisition of treasury stock		(12)						(12)		(12)
Stock option exercises and other common stock transactions (in shares)	[3]			3,185,000
Stock option exercises and other common stock transactions	[3]	56			56					56
Dividends declared		(80)				(80)				(80)
Noncontrolling interest distributions and other		(17)									(17)
Noncontrolling interest from acquisition and capital contributions	[5]	281									281
Balance (in shares) (As Previously Reported) at Mar. 31, 2017				151,932,000
Balance (in shares) (Adjustment) at Mar. 31, 2017	[3],[6]			(10,633,000)
Balance (in shares) at Mar. 31, 2017				141,299,000
Balance (As Previously Reported) at Mar. 31, 2017		2,166		$ 152	2,565	(170)	(162)	(497)	[7]	1,888	278
Balance (Adjustment) at Mar. 31, 2017	[6]	0		(151)	(346)			497	[7]
Balance at Mar. 31, 2017		2,166	[8]	1	2,219	(170)	(162)	0	[7]	1,888	278
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, prior par value | As Previously Reported		2,166		1	2,716	(170)	(162)	(497)		1,888	278
Balance, prior par value | Adjustment	[3]	$ 0		$ 0	(497)			497
Treasury shares	[9]	0
Business acquired in purchase, net of issuance costs (in shares)	[10]			141,741,000
Business acquired in purchase, net of issuance costs	[10]	$ 9,900		$ 2	9,848					9,850	50
Net (loss) income		1,782	[2],[4],[11],[12]			1,751				1,751	31
Other comprehensive Income (loss)		220					220			220
Share-based compensation expense		92			92					92
Acquisition of treasury stock		(85)						(85)	[7]	(85)
Share repurchase program (in shares)				(1,538,000)
Share repurchase program		(137)			(66)	(71)				(137)
Stock option exercises and other common stock transactions (in shares)				4,891,000
Stock option exercises and other common stock transactions		117			117					117
Dividends declared		(209)				(209)				(209)
Noncontrolling interest distributions and other		(9)									(9)
Balance (in shares) at Mar. 31, 2018				286,393,000
Balance at Mar. 31, 2018		$ 13,837	[9]	$ 3	$ 12,210	$ 1,301	$ 58	$ (85)	[7]	$ 13,487	$ 350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury shares		1,016,947

[1]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.
[2]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[3]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.
[4]	Fiscal 2017 and fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU's 2016-15 and 2016-18 during the first quarter of fiscal 2019.
[5]	See Note 2 - "Acquisitions"
[6]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.
[7]	1,016,947 treasury shares as of March 31, 2018
[8]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.
[9]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[10]	See Note 2 - "Acquisitions"
[11]	As a result of the USPS Separation, Statements of Operations, Balance Sheets, and related financial information reflect USPS's operations and assets and liabilities as discontinued operations for fiscal 2018. The cash flows and comprehensive income of USPS have not been segregated and are included in the Statements of Cash Flows and Statements of Comprehensive Income (Loss) for fiscal 2018.
[12]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.